Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	7.769%	12,000,000	9,956,268
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	2.669%	11,200,000	10,822,952
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	2.543%	32,414,000	31,127,650
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	9,600,000	9,204,056
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	2.725%	18,925,000	17,922,694
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	2.735%	8,686,000	8,353,622
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	2.639%	11,725,000	10,981,846
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	2.935%	14,400,000	13,588,330
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	2,535,407	2,483,331
Series 2019-B Class B
06/17/2024	3.620%	16,500,000	15,220,595
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	1,846,100	1,851,009
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	2.519%	8,000,000	7,625,488
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	2.042%	23,650,000	23,031,245
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	12,612,515	12,503,338
Series 2019-11 Class A
12/15/2045	3.750%	9,794,075	9,713,612
Series 2019-2 Class A
08/15/2025	4.000%	16,716,569	16,573,326
Series 2019-3 Class A
10/15/2025	3.750%	18,115,060	17,963,594
Series 2019-7 Class A
01/15/2027	3.750%	17,804,010	17,741,190
Series 2019-8 Class A
12/15/2045	3.750%	9,284,340	9,228,491
Series 2020-1 Class A
01/16/2046	3.500%	24,733,447	24,537,343
Series 2020-2 Class A
02/15/2046	3.600%	12,387,620	12,343,048
Series 2020-T1 Class A
02/15/2046	3.500%	9,801,607	9,760,563
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	4.719%	10,900,000	9,783,895
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.885%	14,000,000	13,642,566
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.998%	6,000,000	5,796,078
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	5.198%	9,500,000	9,081,620
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	3,105,995	3,074,935
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	2.609%	24,000,000	23,238,072
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.510%	14,700,000	13,949,050
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.585%	18,500,000	17,714,638
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	17,832,560	16,940,932
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	7,173,617	7,043,701
Series 2019-3 Class A
11/16/2026	3.821%	24,887,083	24,109,964
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	3,558,826	3,489,227
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	13,654,028	13,107,867
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	2.919%	14,200,000	13,896,901
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	7.719%	5,000,000	4,118,445
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	2.669%	14,400,000	13,697,251
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	9,080,000	7,299,870
Total Asset-Backed Securities — Non-Agency (Cost $511,933,580)			492,518,603

Commercial Mortgage-Backed Securities - Non-Agency 5.6%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.134%	13,300,000	8,461,783
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.724%	7,000,000	5,014,593
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.084%	18,350,000	13,326,342
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	21,558,000	18,917,145
CALI Mortgage Trust(a),(e)
Series 2019-101C Class F
03/10/2039	4.324%	4,700,000	3,901,070
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.931% Floor 0.931% 11/15/2036	1.114%	7,150,000	6,707,657
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.584%	12,970,000	11,997,393
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.184%	4,000,000	3,470,042
CLNY Trust(a),(b)
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.601%	16,035,000	10,459,072
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	2,980,000
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,000,000	3,123,563
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	5,488,518
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,960,000	14,323,100
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	15,300,000	9,466,737
Hilton U.S.A. Trust(a),(e)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	21,929,408
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	10,526,867

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	12,103,623
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-ASHF Class E
1-month USD LIBOR + 3.150% Floor 3.150% 11/15/2034	3.334%	12,600,000	8,882,399
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	12,710,359
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	14,558,518
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,785,000	12,289,259
Progress Residential Trust(a),(f)
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	12,000,000	11,703,534
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.284%	15,600,000	13,602,716
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.684%	10,941,000	9,475,457
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.084%	13,795,000	10,895,985
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	4.005%	11,783,000	8,852,245
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.650% Floor 1.650% 12/15/2034	1.834%	9,790,000	7,798,363
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $323,503,983)			272,965,748

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(g)	300	4,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.0%
Cumulus Media, Inc., Class A(g)	9,225	47,693
Total Communication Services		52,112
Consumer Discretionary 0.0%
Specialty Retail 0.0%
David’s Bridal, Inc.(d),(g)	11,031	607
Total Consumer Discretionary		607
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(d),(g)	8,596	860
McDermott International, Inc.(g)	2,507	167
Total		1,027
Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LLC(g)	14,393	1,871
Southcross Energy Partners LLC, Class A(g)	272,263	190,584
Total		192,455
Total Energy		193,482
Financials 0.0%
Diversified Financial Services 0.0%
Alloy Finco Ltd.(c),(d),(g)	417,025	1
Total Financials		1
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(g)	3	44
Total Information Technology		44
Materials 0.0%
Metals & Mining 0.0%
Aleris International, Inc.(g)	3,721	77,211
Total Materials		77,211
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(d),(g)	21,925	23,569
Total Utilities		23,569
Total Common Stocks (Cost $888,214)		347,026

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes 39.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
12/01/2024	7.500%	527,000	323,000
03/15/2025	7.500%	1,795,000	1,090,523
04/15/2027	7.875%	710,000	420,828
Moog, Inc.(a)
12/15/2027	4.250%	1,229,000	1,176,196
Northrop Grumman Corp.
01/15/2028	3.250%	7,760,000	8,600,484
TransDigm, Inc.
07/15/2024	6.500%	3,419,000	3,348,207
05/15/2025	6.500%	579,000	566,560
06/15/2026	6.375%	2,345,000	2,201,832
03/15/2027	7.500%	1,059,000	1,044,284
TransDigm, Inc.(a)
12/15/2025	8.000%	2,107,000	2,275,913
03/15/2026	6.250%	8,519,000	8,702,427
11/15/2027	5.500%	4,569,000	4,144,356
Total			33,894,610
Automotive 0.2%
Clarios Global LP(a)
05/15/2025	6.750%	889,000	922,505
Ford Motor Co.
04/21/2023	8.500%	777,000	806,374
04/22/2025	9.000%	779,000	818,143
04/22/2030	9.625%	233,000	259,312
Ford Motor Credit Co. LLC
03/18/2024	5.584%	2,508,000	2,490,636
IAA Spinco, Inc.(a)
06/15/2027	5.500%	2,242,000	2,288,177
IHO Verwaltungs GmbH(a),(h)
05/15/2029	6.375%	643,000	607,491
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	3,188,000	3,021,612
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	1,331,000	1,304,380
Total			12,518,630
Banking 0.6%
Capital One Financial Corp.
01/31/2028	3.800%	6,616,000	6,946,975
Citigroup, Inc.(f),(i)
06/03/2031	2.572%	7,385,000	7,388,993
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	6,730,000	6,802,795
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	8,985,000	9,343,301
Total			30,482,064
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	720,000	637,407
AG Issuer LLC(a)
03/01/2028	6.250%	717,000	665,105
NFP Corp.(a)
05/15/2025	7.000%	653,000	676,638
07/15/2025	6.875%	4,217,000	4,066,242
Total			6,045,392
Building Materials 0.7%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	4,063,000	4,204,364
01/15/2028	4.000%	4,311,000	4,331,963
AZEK Co. LLC (The)(a)
05/15/2025	9.500%	809,000	865,606
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	2,680,000	2,531,110
11/15/2026	4.500%	2,624,000	2,582,369
Cemex SAB de CV(a)
05/05/2025	6.125%	3,300,000	3,308,843
11/19/2029	5.450%	10,760,000	10,047,674
Core & Main LP(a)
08/15/2025	6.125%	2,916,000	2,856,697
James Hardie International Finance DAC(a)
01/15/2025	4.750%	798,000	809,687
01/15/2028	5.000%	1,493,000	1,534,057
Total			33,072,370
Cable and Satellite 2.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	613,000	630,125
05/01/2026	5.500%	80,000	84,499
05/01/2027	5.125%	5,385,000	5,647,876
05/01/2027	5.875%	766,000	803,919
02/01/2028	5.000%	2,860,000	2,995,177
06/01/2029	5.375%	2,314,000	2,494,846
03/01/2030	4.750%	2,475,000	2,587,367
08/15/2030	4.500%	6,378,000	6,617,657
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	5,475,000	6,106,622
04/01/2051	3.700%	4,350,000	4,196,502
Comcast Corp.
08/15/2047	4.000%	5,188,000	6,200,102
01/15/2051	2.800%	2,475,000	2,438,518

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
10/15/2025	6.625%	404,000	421,831
10/15/2025	10.875%	2,105,000	2,279,552
02/01/2028	5.375%	8,160,000	8,679,993
02/01/2029	6.500%	6,803,000	7,516,031
01/15/2030	5.750%	3,974,000	4,214,857
DISH DBS Corp.
11/15/2024	5.875%	3,171,000	3,133,912
07/01/2026	7.750%	9,561,000	9,920,890
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,193,271
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	612,000	623,672
02/15/2025	6.625%	2,610,000	2,662,207
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	981,000	1,004,212
04/15/2025	5.375%	599,000	614,433
07/15/2026	5.375%	1,521,000	1,577,510
08/01/2027	5.000%	574,000	600,610
Sky PLC(a)
09/16/2024	3.750%	12,889,000	14,314,710
Viasat, Inc.(a)
04/15/2027	5.625%	796,000	804,890
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	3,859,000	4,059,408
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	877,000	906,518
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,548,769
Ziggo BV(a)
01/15/2027	5.500%	5,365,000	5,637,449
01/15/2030	4.875%	2,116,000	2,177,005
Total			122,694,940
Chemicals 1.0%
Alpha 2 BV(a),(h)
06/01/2023	8.750%	2,125,000	2,118,580
Angus Chemical Co.(a)
02/15/2023	8.750%	2,564,000	2,538,731
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,972,000	2,938,700
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,513,992
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	10,000,000	8,788,023
CF Industries, Inc.
03/15/2034	5.150%	1,487,000	1,565,177
03/15/2044	5.375%	322,000	349,019
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	335,000	336,717
05/15/2027	5.375%	462,000	416,036
INEOS Group Holdings SA(a)
08/01/2024	5.625%	3,163,000	3,131,177
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,001,000	1,935,939
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	6,054,000	6,235,496
PQ Corp.(a)
11/15/2022	6.750%	6,170,000	6,294,214
12/15/2025	5.750%	2,815,000	2,874,256
SPCM SA(a)
09/15/2025	4.875%	1,621,000	1,668,805
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	4,431,000	4,595,206
Total			48,300,068
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,928,000	1,887,294
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,939,000	1,888,744
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,849,000	1,904,306
United Rentals North America, Inc.
07/15/2025	5.500%	1,376,000	1,423,915
09/15/2026	5.875%	3,303,000	3,474,377
12/15/2026	6.500%	2,510,000	2,684,064
07/15/2030	4.000%	897,000	873,713
Total			14,136,413
Consumer Cyclical Services 0.5%
APX Group, Inc.
12/01/2022	7.875%	4,441,000	4,640,845
09/01/2023	7.625%	4,270,000	3,865,374
11/01/2024	8.500%	3,672,000	3,595,540
ASGN, Inc.(a)
05/15/2028	4.625%	2,089,000	1,993,836
Expedia Group, Inc.(a)
05/01/2025	6.250%	353,000	377,095
05/01/2025	7.000%	177,000	189,280
frontdoor, Inc.(a)
08/15/2026	6.750%	808,000	865,331
Match Group, Inc.(a)
12/15/2027	5.000%	131,000	137,129
06/01/2028	4.625%	1,429,000	1,467,379

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	1,207,000	1,056,379
04/15/2027	10.750%	494,000	336,753
Uber Technologies, Inc.(a)
11/01/2023	7.500%	1,770,000	1,793,872
05/15/2025	7.500%	2,225,000	2,228,824
Total			22,547,637
Consumer Products 0.5%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	4,070,000	4,306,569
01/15/2027	7.750%	1,795,000	1,961,514
Mattel, Inc.(a)
12/15/2027	5.875%	1,968,000	2,012,573
Mattel, Inc.
11/01/2041	5.450%	1,866,000	1,494,958
Newell Brands, Inc.
06/01/2025	4.875%	778,000	805,139
Prestige Brands, Inc.(a)
03/01/2024	6.375%	3,803,000	3,920,677
01/15/2028	5.125%	934,000	952,563
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	846,000	868,009
Spectrum Brands, Inc.
07/15/2025	5.750%	1,506,000	1,548,695
Valvoline, Inc.(a)
08/15/2025	4.375%	685,000	696,186
02/15/2030	4.250%	2,341,000	2,334,333
Valvoline, Inc.
08/15/2025	4.375%	2,603,000	2,641,689
Total			23,542,905
Diversified Manufacturing 0.6%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	629,000	649,430
Carrier Global Corp.(a)
04/05/2040	3.377%	4,835,000	4,309,198
04/05/2050	3.577%	6,445,000	5,702,683
CFX Escrow Corp.(a)
02/15/2024	6.000%	563,000	589,657
02/15/2026	6.375%	1,310,000	1,378,169
Gates Global LLC/Co.(a)
01/15/2026	6.250%	4,978,000	4,810,021
MTS Systems Corp.(a)
08/15/2027	5.750%	1,413,000	1,282,458
Resideo Funding, Inc.(a)
11/01/2026	6.125%	2,568,000	2,340,168
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TriMas Corp.(a)
10/15/2025	4.875%	1,887,000	1,871,352
WESCO Distribution, Inc.
06/15/2024	5.375%	1,398,000	1,363,125
WESCO Distribution, Inc.(a),(f)
06/15/2025	7.125%	2,493,000	2,493,000
06/15/2028	7.250%	1,928,000	1,913,424
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	746,000	743,131
Total			29,445,816
Electric 5.1%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	12,345,149
AES Corp. (The)
03/15/2023	4.500%	549,000	559,148
05/15/2023	4.875%	1,152,000	1,159,120
05/15/2026	6.000%	2,171,000	2,307,121
09/01/2027	5.125%	1,783,000	1,889,409
Calpine Corp.(a)
06/01/2026	5.250%	1,333,000	1,382,303
02/15/2028	4.500%	2,098,000	2,115,124
03/15/2028	5.125%	2,547,000	2,584,911
Clearway Energy Operating LLC
10/15/2025	5.750%	1,910,000	2,035,829
09/15/2026	5.000%	2,926,000	2,991,795
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,390,000	1,440,831
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	8,027,819
02/15/2027	2.950%	5,675,000	5,851,224
03/31/2043	4.700%	3,979,000	4,877,117
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	1,195,000	1,404,069
DTE Energy Co.
06/01/2024	3.500%	6,660,000	7,113,143
10/01/2026	2.850%	27,095,000	28,148,688
Duke Energy Corp.
10/15/2023	3.950%	6,925,000	7,560,074
08/15/2027	3.150%	2,191,000	2,393,042
06/01/2030	2.450%	6,420,000	6,599,537
09/01/2046	3.750%	14,953,000	16,556,858
06/15/2049	4.200%	2,960,000	3,529,848
Duke Energy Indiana LLC
04/01/2050	2.750%	2,620,000	2,622,970
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	17,755,943
Georgia Power Co.
01/30/2050	3.700%	2,115,000	2,335,994

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co.
07/01/2047	3.750%	4,030,000	4,502,919
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	1,227,000	1,267,044
09/15/2027	4.500%	9,022,000	9,559,485
NRG Energy, Inc.
05/15/2026	7.250%	1,696,000	1,819,019
01/15/2027	6.625%	2,243,000	2,395,183
01/15/2028	5.750%	419,000	455,781
NRG Energy, Inc.(a)
06/15/2029	5.250%	2,856,000	3,116,504
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,144,268
PPL Capital Funding, Inc.
05/15/2026	3.100%	5,700,000	6,069,218
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,385,111
Southern Co. (The)
07/01/2046	4.400%	17,360,000	20,544,160
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,005,000	2,136,024
01/15/2030	4.750%	2,546,000	2,640,266
Vistra Energy Corp.(a)
01/30/2026	8.125%	250,000	261,054
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,934,000	2,052,610
07/31/2027	5.000%	3,480,000	3,647,640
WEC Energy Group, Inc.
06/15/2025	3.550%	4,810,000	5,329,372
Xcel Energy, Inc.
12/01/2026	3.350%	2,335,000	2,586,870
06/15/2028	4.000%	14,060,000	16,145,345
06/01/2030	3.400%	9,535,000	10,687,346
Total			252,332,285
Environmental 0.2%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	646,000	668,688
07/15/2029	5.125%	453,000	477,501
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,089,000	1,101,847
12/15/2026	5.125%	1,134,000	1,184,405
05/01/2027	8.500%	1,104,000	1,219,633
Hulk Finance Corp.(a)
06/01/2026	7.000%	1,130,000	1,194,617
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,890,000	1,866,076
Total			7,712,767
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.5%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	1,763,000	1,577,632
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,440,000	9,476,862
11/15/2035	4.418%	35,435,000	35,317,643
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	2,398,000	1,311,507
Navient Corp.
03/25/2021	5.875%	913,000	894,541
01/25/2022	7.250%	1,039,000	1,033,518
06/15/2022	6.500%	1,411,000	1,386,377
01/25/2023	5.500%	2,506,000	2,387,363
09/25/2023	7.250%	1,311,000	1,265,895
03/25/2024	6.125%	664,000	623,054
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	3,693,000	3,177,192
Quicken Loans, Inc.(a)
05/01/2025	5.750%	7,412,000	7,559,845
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,486,260
03/15/2024	6.125%	2,521,000	2,450,112
03/15/2025	6.875%	852,000	840,463
06/01/2025	8.875%	839,000	872,183
Total			72,660,447
Food and Beverage 2.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,457,000	32,984,923
Aramark Services, Inc.(a)
05/01/2025	6.375%	748,000	781,918
Bacardi Ltd.(a)
05/15/2048	5.300%	19,315,000	22,768,127
Conagra Brands, Inc.
11/01/2048	5.400%	8,215,000	10,903,182
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	330,000	344,702
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	3,065,000	2,888,875
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,279,942
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	30,339,000	28,508,143
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	757,788
11/01/2026	4.875%	3,211,000	3,324,418
05/15/2028	4.875%	893,000	935,385

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.
04/13/2030	2.750%	3,715,000	3,913,241
Performance Food Group, Inc.(a)
05/01/2025	6.875%	532,000	557,917
10/15/2027	5.500%	2,358,000	2,313,813
Post Holdings, Inc.(a)
08/15/2026	5.000%	3,107,000	3,179,390
03/01/2027	5.750%	7,860,000	8,267,922
01/15/2028	5.625%	1,161,000	1,223,680
04/15/2030	4.625%	4,607,000	4,563,460
Total			130,496,826
Gaming 0.9%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	737,000	786,685
12/01/2027	4.750%	1,887,000	1,737,031
Boyd Gaming Corp.
04/01/2026	6.375%	1,350,000	1,341,731
08/15/2026	6.000%	1,471,000	1,426,500
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,049,000	1,822,809
Eldorado Resorts, Inc.
04/01/2025	6.000%	4,115,000	4,210,886
09/15/2026	6.000%	2,775,000	2,945,607
International Game Technology PLC(a)
02/15/2022	6.250%	3,837,000	3,914,879
02/15/2025	6.500%	2,637,000	2,723,592
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	939,173
09/01/2026	4.500%	3,056,000	3,012,633
02/01/2027	5.750%	1,156,000	1,212,612
01/15/2028	4.500%	1,287,000	1,255,883
Scientific Games International, Inc.(a)
10/15/2025	5.000%	7,160,000	6,693,201
03/15/2026	8.250%	3,111,000	2,855,634
05/15/2028	7.000%	936,000	824,692
11/15/2029	7.250%	936,000	824,077
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,327,000	1,408,320
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,553,000	1,536,907
02/15/2027	3.750%	942,000	904,623
12/01/2029	4.625%	1,243,000	1,238,570
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,369,000	2,298,621
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	493,000	511,842
Total			46,426,508
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	972,000	968,189
03/01/2024	6.500%	2,112,000	2,137,960
Avantor, Inc.(a)
10/01/2025	9.000%	4,244,000	4,583,716
Becton Dickinson and Co.
05/20/2030	2.823%	12,710,000	13,473,207
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	4,083,000	4,088,585
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,779,000	1,862,221
05/01/2028	4.250%	681,000	686,228
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	3,293,000	3,193,431
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	2,336,000	2,248,819
Cigna Corp.
12/15/2048	4.900%	5,910,000	7,756,343
CVS Health Corp.
04/01/2040	4.125%	8,010,000	9,238,148
03/25/2048	5.050%	5,245,000	6,731,470
Encompass Health Corp.
02/01/2028	4.500%	1,540,000	1,570,800
02/01/2030	4.750%	758,000	771,418
HCA, Inc.
09/01/2028	5.625%	3,225,000	3,694,986
02/01/2029	5.875%	3,197,000	3,704,483
09/01/2030	3.500%	4,223,000	4,152,939
Hologic, Inc.(a)
10/15/2025	4.375%	2,189,000	2,240,717
02/01/2028	4.625%	2,416,000	2,515,109
IQVIA, Inc.(a)
05/15/2027	5.000%	2,792,000	2,909,776
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	1,657,000	1,569,247
Ortho-Clinical Diagnostics, Inc./SA(a),(f)
06/01/2025	7.375%	544,000	557,497
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	631,000	630,407
Select Medical Corp.(a)
08/15/2026	6.250%	1,642,000	1,720,156
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	1,560,000	1,552,214
Teleflex, Inc.
06/01/2026	4.875%	539,000	559,860
11/15/2027	4.625%	1,903,000	1,986,643

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(a)
06/01/2028	4.250%	710,000	730,800
Tenet Healthcare Corp.
06/15/2023	6.750%	761,000	796,929
08/01/2025	7.000%	3,503,000	3,533,845
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,954,000	2,124,069
02/01/2027	6.250%	3,648,000	3,776,128
11/01/2027	5.125%	4,829,000	5,019,584
Total			103,085,924
Healthcare Insurance 0.5%
Centene Corp.
01/15/2025	4.750%	1,353,000	1,392,559
01/15/2025	4.750%	849,000	876,392
12/15/2027	4.250%	3,675,000	3,841,734
12/15/2029	4.625%	4,785,000	5,151,916
02/15/2030	3.375%	3,042,000	3,080,025
Centene Corp.(a)
08/15/2026	5.375%	3,154,000	3,347,267
UnitedHealth Group, Inc.
05/15/2040	2.750%	6,680,000	6,964,432
Total			24,654,325
Home Construction 0.3%
Lennar Corp.
11/15/2024	5.875%	1,191,000	1,289,258
06/01/2026	5.250%	2,550,000	2,744,182
06/15/2027	5.000%	3,780,000	4,081,006
Meritage Homes Corp.
04/01/2022	7.000%	673,000	705,547
06/06/2027	5.125%	2,373,000	2,448,283
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	1,124,000	1,043,213
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,273,815
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,266,429
03/01/2024	5.625%	695,000	686,320
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	854,000	860,668
Total			16,398,721
Independent Energy 1.1%
Callon Petroleum Co.
10/01/2024	6.125%	532,000	180,069
07/01/2026	6.375%	6,301,000	1,774,493
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	272,000	89,169
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	849,168
04/01/2027	6.875%	2,042,000	985,019
Continental Resources, Inc.
04/15/2023	4.500%	1,650,000	1,536,083
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	5,959,000	5,708,859
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	692,000	673,096
01/30/2028	5.750%	1,866,000	1,824,472
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	2,473,000	2,191,247
11/01/2028	6.250%	1,903,000	1,640,785
Jagged Peak Energy LLC
05/01/2026	5.875%	1,867,000	1,847,267
Matador Resources Co.
09/15/2026	5.875%	5,133,000	3,836,047
Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	2,400,186
Occidental Petroleum Corp.
08/15/2024	2.900%	4,587,000	3,630,165
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	6,910,000	6,771,800
02/15/2028	4.125%	1,873,000	1,750,687
QEP Resources, Inc.
03/01/2026	5.625%	1,756,000	935,390
SM Energy Co.
06/01/2025	5.625%	642,000	332,874
09/15/2026	6.750%	2,458,000	1,255,220
01/15/2027	6.625%	3,445,000	1,748,364
Tullow Oil PLC(a)
03/01/2025	7.000%	3,550,000	1,991,172
WPX Energy, Inc.
09/15/2024	5.250%	2,400,000	2,381,787
01/15/2030	4.500%	7,301,000	6,695,767
Total			53,029,186
Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	1,938,000	1,978,520
Cinemark USA, Inc.(a)
05/01/2025	8.750%	1,395,000	1,451,593
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	1,291,000	1,234,400
03/15/2026	5.625%	724,000	673,320
05/15/2027	6.500%	2,105,000	2,232,260
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	964,000	1,017,982

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(a)
05/15/2025	6.250%	430,000	452,948
Viking Cruises Ltd.(a)
05/15/2025	13.000%	495,000	534,091
VOC Escrow Ltd.(a)
02/15/2028	5.000%	543,000	444,923
Total			10,020,037
Life Insurance 1.9%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	74,261
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	25,136,960
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	12,009,036
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	7,971,947
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	27,267,721
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	11,035,001
05/15/2047	4.270%	1,804,000	2,118,435
05/15/2050	3.300%	985,000	999,205
Voya Financial, Inc.
06/15/2046	4.800%	5,875,000	6,694,956
Total			93,307,522
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	988,247
05/01/2028	5.750%	1,064,000	1,098,554
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	2,858,000	2,880,532
Total			4,967,333
Media and Entertainment 1.0%
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	3,787,000	3,477,960
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	4,003,000	4,003,000
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	1,793,000	1,423,332
08/15/2027	6.625%	1,259,000	759,093
Discovery Communications LLC
05/15/2049	5.300%	9,001,000	10,147,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	1,250,936	1,313,617
05/01/2027	8.375%	4,073,666	3,812,017
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	698,000	684,234
01/15/2028	4.750%	1,637,000	1,573,320
Lamar Media Corp.(a)
02/15/2028	3.750%	987,000	957,561
01/15/2029	4.875%	1,210,000	1,242,419
02/15/2030	4.000%	379,000	366,052
Netflix, Inc.
04/15/2028	4.875%	4,534,000	4,838,336
11/15/2028	5.875%	2,289,000	2,606,274
05/15/2029	6.375%	338,000	399,069
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,460,688
06/15/2030	4.875%	2,066,000	2,232,502
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	943,000	917,614
03/15/2030	4.625%	2,463,000	2,270,455
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	734,000	682,545
TEGNA, Inc.(a)
09/15/2029	5.000%	2,559,000	2,431,066
Twitter, Inc.(a)
12/15/2027	3.875%	1,392,000	1,392,000
Total			48,990,736
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	940,000	965,402
09/30/2026	7.000%	2,209,000	2,264,784
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	4,703,000	4,278,754
Constellium NV(a)
05/15/2024	5.750%	929,000	931,804
03/01/2025	6.625%	1,472,000	1,502,524
02/15/2026	5.875%	6,477,000	6,539,187
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,537,000	3,636,532
03/15/2043	5.450%	6,336,000	6,277,028
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	2,733,000	2,577,622
01/15/2025	7.625%	7,372,000	6,711,464
Novelis Corp.(a)
09/30/2026	5.875%	7,317,000	7,500,606
01/30/2030	4.750%	3,010,000	2,866,956
Total			46,052,663

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 3.3%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,322,000	2,366,475
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	1,122,000	1,095,928
DCP Midstream Operating LP
05/15/2029	5.125%	2,294,000	2,099,023
04/01/2044	5.600%	8,329,000	5,813,418
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,539,000	1,492,203
Enterprise Products Operating LLC
01/31/2060	3.950%	7,195,000	7,206,251
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	756,000	691,946
10/01/2025	6.500%	283,000	257,926
02/01/2028	7.750%	1,193,000	1,114,390
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	2,497,000	2,458,806
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	20,248,000	22,695,196
Kinder Morgan, Inc.
02/15/2046	5.050%	10,590,000	12,192,048
MPLX LP
04/15/2048	4.700%	5,970,000	6,060,159
NuStar Logistics LP
06/01/2026	6.000%	1,126,000	1,078,716
04/28/2027	5.625%	2,356,000	2,230,080
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	41,904,000	37,345,212
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,231,000	2,079,817
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	2,887,000	2,490,063
Sunoco LP/Finance Corp.
01/15/2023	4.875%	732,000	743,827
02/15/2026	5.500%	2,023,000	2,053,346
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	459,000	438,454
03/01/2027	6.000%	1,769,000	1,630,436
01/15/2028	5.500%	1,239,000	1,112,492
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,236,000	1,228,211
01/15/2028	5.000%	5,769,000	5,679,315
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	4,131,000	4,141,236
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,330,000	2,207,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	14,980,000	11,853,694
Williams Companies, Inc. (The)
09/15/2045	5.100%	16,979,000	18,806,135
Total			160,662,478
Natural Gas 0.7%
NiSource, Inc.
02/15/2043	5.250%	4,755,000	5,928,535
05/15/2047	4.375%	9,098,000	10,799,101
Sempra Energy
06/15/2024	3.550%	6,059,000	6,492,389
06/15/2027	3.250%	10,850,000	11,658,032
Total			34,878,057
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	981,000	905,099
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	1,686,000	1,607,972
Nabors Industries Ltd.(a)
01/15/2026	7.250%	2,725,000	1,552,783
01/15/2028	7.500%	1,105,000	607,739
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	971,940	877,597
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	4,653,000	4,327,290
Transocean, Inc.(a)
02/01/2027	8.000%	1,041,000	569,391
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	1,162,000	1,106,513
Total			11,554,384
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,031,000	876,353
Packaging 0.7%
ARD Finance SA(a),(h)
06/30/2027	6.500%	1,175,000	1,159,543
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	5,086,000	5,242,629
04/30/2025	5.250%	1,716,000	1,789,050
08/15/2026	4.125%	1,675,000	1,679,338
08/15/2027	5.250%	1,996,000	1,964,999
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(f)
08/15/2027	5.250%	1,417,000	1,395,745
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,245,000	1,303,485

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	4,085,538
BWAY Holding Co.(a)
04/15/2024	5.500%	4,229,000	4,225,695
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,435,000	1,434,760
Novolex(a)
01/15/2025	6.875%	654,000	660,908
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,193,000	2,272,256
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,323,120
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,939,000	3,089,590
08/15/2027	8.500%	1,554,000	1,638,813
Total			34,265,469
Pharmaceuticals 1.3%
AbbVie, Inc.(a)
06/15/2044	4.850%	4,120,000	4,871,643
11/21/2049	4.250%	9,710,000	11,148,711
Amgen, Inc.
02/21/2050	3.375%	13,370,000	14,366,648
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	297,000	295,342
03/15/2024	7.000%	250,000	259,349
04/15/2025	6.125%	4,121,000	4,193,394
04/01/2026	9.250%	3,605,000	4,009,703
01/31/2027	8.500%	3,311,000	3,623,568
01/15/2028	7.000%	557,000	586,041
01/30/2028	5.000%	1,278,000	1,239,948
02/15/2029	6.250%	2,517,000	2,586,794
01/30/2030	5.250%	1,277,000	1,262,480
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	1,777,000	2,342,215
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	2,289,000	2,348,231
07/15/2027	5.000%	342,000	352,231
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	1,974,000	1,528,507
Endo Dac/Finance LLC/Finco, Inc.(a),(i)
02/01/2025	6.000%	3,200,000	2,369,864
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	3,612,000	3,727,364
Jaguar Holding Co. II/PPD Development LP(a),(f)
06/15/2025	4.625%	978,000	1,012,664
06/15/2028	5.000%	898,000	933,763
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	2,158,000	2,206,272
Total			65,264,732
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	3,183,000	3,258,334
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,468,306
USI, Inc.(a)
05/01/2025	6.875%	944,000	966,574
Total			7,693,214
Railroads 0.3%
CSX Corp.
03/01/2048	4.300%	7,380,000	9,093,267
Norfolk Southern Corp.
05/15/2050	3.050%	2,555,000	2,593,872
Union Pacific Corp.
08/15/2059	3.950%	1,224,000	1,383,632
Total			13,070,771
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	1,686,000	1,791,601
10/15/2025	5.000%	5,277,000	5,342,531
01/15/2028	3.875%	986,000	974,092
Golden Nugget, Inc.(a)
10/15/2024	6.750%	711,000	573,973
IRB Holding Corp.(a)
06/15/2025	7.000%	4,289,000	4,445,477
02/15/2026	6.750%	5,310,000	4,975,441
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,627,400
Yum! Brands, Inc.(a)
04/01/2025	7.750%	322,000	356,359
01/15/2030	4.750%	2,563,000	2,661,140
Total			22,748,014
Retailers 0.3%
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	357,000	370,501
L Brands, Inc.
02/01/2028	5.250%	1,053,000	889,711
06/15/2029	7.500%	599,000	529,089
11/01/2035	6.875%	2,380,000	1,968,952
Lowe’s Companies, Inc.
05/03/2047	4.050%	4,160,000	4,803,589

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc.(a)
03/15/2023	7.125%	4,422,000	4,287,645
06/01/2025	5.875%	2,806,000	2,825,177
Total			15,674,664
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	2,906,000	2,996,217
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	1,085,000	1,211,096
02/15/2028	5.875%	2,353,000	2,517,425
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	649,000	659,928
02/15/2030	4.875%	1,133,000	1,174,156
Kroger Co. (The)
02/01/2047	4.450%	9,463,000	11,360,993
01/15/2048	4.650%	1,285,000	1,588,194
Total			21,508,009
Technology 2.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,974,000	2,966,934
08/01/2025	6.875%	2,272,000	2,261,417
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	471,000	472,496
Boxer Parent Co., Inc.(a),(f)
10/02/2025	7.125%	669,000	706,680
03/01/2026	9.125%	407,000	421,684
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,890,000	22,990,909
Broadcom, Inc.(a)
11/15/2030	4.150%	4,295,000	4,498,744
Camelot Finance SA(a)
11/01/2026	4.500%	1,384,000	1,390,707
CDK Global, Inc.
06/01/2027	4.875%	1,467,000	1,521,289
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,229,000	2,164,952
03/15/2027	5.000%	642,000	592,352
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	646,000	655,106
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,474,609
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	2,065,000	2,203,185
International Business Machines Corp.
05/15/2040	2.850%	9,750,000	9,890,859
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.
08/15/2024	5.750%	3,307,000	3,318,632
Iron Mountain, Inc.(a)
09/15/2029	4.875%	995,000	1,000,598
Microchip Technology, Inc.(a)
09/01/2025	4.250%	1,936,000	1,947,469
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,624,135
NCR Corp.
07/15/2022	5.000%	1,342,000	1,342,864
12/15/2023	6.375%	3,654,000	3,720,755
NCR Corp.(a)
04/15/2025	8.125%	1,409,000	1,514,850
09/01/2029	6.125%	1,692,000	1,685,770
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,210,000	2,289,401
Oracle Corp.
04/01/2060	3.850%	12,195,000	13,993,926
Plantronics, Inc.(a)
05/31/2023	5.500%	3,252,000	2,503,243
PTC, Inc.(a)
02/15/2025	3.625%	523,000	523,981
02/15/2028	4.000%	1,605,000	1,605,012
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	4,530,000	4,588,370
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	2,913,000	3,199,598
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	386,000	414,155
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	1,041,000	1,012,197
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,288,000	1,309,661
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,085,000	1,131,798
06/01/2025	6.750%	557,000	556,984
Tencent Holdings Ltd.(a),(f)
06/03/2050	3.240%	4,800,000	4,753,616
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,748,061
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,840,000	4,128,408
Total			117,125,407
Transportation Services 0.8%
Adani Ports & Special Economic Zone Ltd.(a)
07/03/2029	4.375%	5,000,000	4,774,079

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,046,000	830,353
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	12,525,000	11,719,695
FedEx Corp.
04/01/2046	4.550%	16,560,000	17,087,826
Hertz Corp. (The)(a),(j)
06/01/2022	0.000%	1,661,000	717,259
10/15/2024	0.000%	1,356,000	228,256
08/01/2026	0.000%	2,472,000	417,779
01/15/2028	0.000%	5,035,000	854,823
XPO Logistics, Inc.(a)
06/15/2022	6.500%	1,237,000	1,238,651
Total			37,868,721
Wireless 1.0%
Altice France Holding SA(a)
05/15/2027	10.500%	2,585,000	2,877,752
02/15/2028	6.000%	2,503,000	2,435,703
Altice France SA(a)
05/01/2026	7.375%	7,103,000	7,461,912
02/01/2027	8.125%	1,705,000	1,884,787
01/15/2028	5.500%	4,622,000	4,750,890
Millicom International Cellular SA(a)
03/25/2029	6.250%	1,700,000	1,755,376
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,825,107
SBA Communications Corp.(a)
02/15/2027	3.875%	1,761,000	1,791,237
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	6,928,284
03/15/2032	8.750%	1,818,000	2,619,665
Sprint Corp.
03/01/2026	7.625%	3,419,000	4,085,426
T-Mobile U.S.A., Inc.
02/01/2026	4.500%	1,047,000	1,075,656
02/01/2028	4.750%	3,940,000	4,185,039
Total			49,676,834
Wirelines 1.2%
AT&T, Inc.
06/15/2045	4.350%	23,625,000	26,111,321
CenturyLink, Inc.
04/01/2024	7.500%	3,898,000	4,296,911
04/01/2025	5.625%	2,486,000	2,591,802
CenturyLink, Inc.(a)
12/15/2026	5.125%	6,539,000	6,604,957
02/15/2027	4.000%	1,119,000	1,115,763
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		3,550,000	3,493,358
03/01/2028	6.125%		2,838,000	2,811,786
Telecom Italia Capital SA
09/30/2034	6.000%		832,000	894,188
Verizon Communications, Inc.
09/21/2028	4.329%		10,626,000	12,661,924
Total				60,582,010
Total Corporate Bonds & Notes (Cost $1,892,741,434)				1,940,265,242

Foreign Government Obligations(k),(l) 6.7%

Angola 0.0%
Angolan Government International Bond(a)
11/26/2029	8.000%		2,170,000	1,359,973
Belarus 0.1%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		2,200,000	2,282,925
02/28/2030	6.200%		4,400,000	4,352,292
Total				6,635,217
Brazil 0.3%
Brazilian Government International Bond
01/07/2041	5.625%		12,300,000	12,575,833
Canada 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		2,150,000	2,211,956
NOVA Chemicals Corp.(a)
08/01/2023	5.250%		1,988,000	1,903,379
05/01/2025	5.000%		500,000	441,497
06/01/2027	5.250%		2,232,000	1,893,616
Total				6,450,448
China 0.4%
Syngenta Finance NV(a)
04/24/2028	5.182%		17,650,000	18,000,490
Colombia 0.3%
Colombia Government International Bond
01/30/2030	3.000%		3,700,000	3,699,470
05/15/2049	5.200%		7,147,000	8,433,585
Ecopetrol SA
04/29/2030	6.875%		2,800,000	3,203,273
Total				15,336,328
Dominican Republic 0.7%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	6,824,856

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	44,440,000	789,741
03/04/2022	10.375%	DOP	397,000,000	6,826,989
02/10/2023	14.500%	DOP	25,000,000	464,056
02/15/2023	8.900%	DOP	42,000,000	654,798
01/25/2027	5.950%		4,475,000	4,382,569
01/30/2030	4.500%		2,295,000	2,009,070
04/30/2044	7.450%		7,900,000	7,839,567
01/27/2045	6.850%		4,881,000	4,637,689
Total				34,429,335
Egypt 0.3%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,194,574
03/01/2029	7.600%		1,250,000	1,268,382
04/11/2031	6.375%	EUR	4,000,000	4,035,952
01/31/2047	8.500%		5,700,000	5,556,232
02/21/2048	7.903%		2,800,000	2,596,412
03/01/2049	8.700%		965,000	945,053
Total				16,596,605
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	6,077,863
Indonesia 1.1%
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	4,360,961
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	4,862,736
Pertamina Persero PT(a)
01/21/2050	4.175%		8,464,000	8,316,896
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		1,360,000	1,416,260
11/15/2028	6.530%		1,700,000	1,923,110
11/15/2048	6.757%		3,800,000	4,474,526
PT Pertamina Persero(a)
07/30/2029	3.650%		4,983,000	5,141,629
05/30/2044	6.450%		10,600,000	12,995,237
PT Perusahaan Listrik Negara(a)
07/17/2029	3.875%		4,932,000	5,004,311
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		6,000,000	5,138,614
05/05/2024	4.450%		3,000,000	2,569,307
Total				56,203,587
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		1,572,000	1,542,853
10/17/2031	5.875%	EUR	8,830,000	8,916,284
06/15/2033	6.125%		3,847,000	3,622,898
Total				14,082,035
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	2,182,323
Mexico 0.9%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,255
05/31/2029	8.500%	MXN	220,000,000	11,538,109
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	7,006,501
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	799,841
09/12/2024	7.190%	MXN	3,800,000	143,260
01/23/2030	6.840%		3,400,000	2,921,015
01/28/2031	5.950%		2,235,000	1,801,443
01/28/2060	6.950%		9,280,000	7,123,787
Petroleos Mexicanos
01/23/2026	4.500%		7,812,000	6,667,287
11/12/2026	7.470%	MXN	23,700,000	823,660
01/23/2029	6.500%		5,000,000	4,277,000
Total				43,104,158
Morocco 0.2%
OCP SA(a)
04/25/2024	5.625%		6,900,000	7,197,257
Netherlands 0.2%
Petrobras Global Finance BV
03/19/2049	6.900%		10,000,000	9,956,562
Panama 0.2%
Panama Government International Bond
04/01/2056	4.500%		8,100,000	9,568,708
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,142,372
08/11/2044	6.100%		4,939,000	5,804,180
Total				7,946,552
Qatar 0.4%
Qatar Government International Bond(a)
03/14/2049	4.817%		15,614,000	19,764,726

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.4%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	17,500,000	21,847,941
Russian Federation 0.1%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		3,800,000	3,963,375
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,000,000	2,229,640
08/16/2037	7.288%		300,000	432,485
Total				6,625,500
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2024	7.750%		500,000	502,694
09/25/2032	7.375%		6,900,000	6,596,511
Total				7,099,205
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		5,925,000	6,797,579
Total Foreign Government Obligations (Cost $344,306,043)				329,838,225

Inflation-Indexed Bonds(k) 0.1%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	115,619,508	5,841,241
Total Inflation-Indexed Bonds (Cost $7,572,637)				5,841,241

Residential Mortgage-Backed Securities - Agency 8.8%

Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		6,839,284	908,231
CMO Series 4120 Class AI
11/15/2039	3.500%		4,343,960	163,970
CMO Series 4121 Class IA
01/15/2041	3.500%		5,065,554	285,010
CMO Series 4147 Class CI
01/15/2041	3.500%		11,353,258	682,845
CMO Series 4213 Class DI
06/15/2038	3.500%		6,139,004	163,612
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.766%	6,714,121	1,422,805
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.016%	5,655,334	347,540
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.882%	51,467,422	11,169,095
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.816%	2,178,671	408,833
Federal Home Loan Mortgage Corp.(e),(m)
CMO Series 4515 Class SA
08/15/2038	2.715%	8,356,321	560,421
CMO Series 4620 Class AS
11/15/2042	2.667%	19,683,902	1,179,080
Federal National Mortgage Association
05/01/2041	4.000%	1,972,686	2,122,894
Federal National Mortgage Association(e),(m),(n)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	6,336,940	6
Federal National Mortgage Association(m)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	6,603,298	250,750
CMO Series 2012-121 Class GI
08/25/2039	3.500%	3,915,813	130,103
CMO Series 2012-129 Class IC
01/25/2041	3.500%	5,346,204	324,754
CMO Series 2012-131 Class MI
01/25/2040	3.500%	7,587,696	472,213
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,571,055	136,544
CMO Series 2012-139 Class IL
04/25/2040	3.500%	3,701,339	180,672
CMO Series 2013-1 Class AI
02/25/2043	3.500%	3,865,960	502,138
CMO Series 2013-6 Class MI
02/25/2040	3.500%	4,802,010	244,312

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.732%	13,825,252	3,246,561
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.982%	22,197,904	3,994,537
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	5.882%	20,885,244	4,163,475
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.832%	14,652,929	2,964,869
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.832%	43,942,961	10,212,876
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.932%	14,455,529	3,664,188
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.982%	49,385,318	10,995,641
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.982%	17,604,952	3,800,113
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.882%	44,355,932	9,968,011
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.832%	49,712,359	10,794,472
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	14,927,470	1,480,830
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.929%	20,908,463	4,461,713
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.029%	19,132,979	3,868,780
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.079%	23,120,143	4,521,341
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.029%	25,708,469	6,182,105
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.029%	46,697,195	7,894,189
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.929%	30,945,071	5,434,137
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.929%	24,858,949	4,597,446
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.029%	19,384,164	4,040,282
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.879%	55,138,694	10,292,591

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.879%	16,249,205	3,487,005
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.879%	50,999,579	10,629,613
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.879%	41,050,997	7,141,970
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.879%	37,161,119	7,835,340
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.979%	24,615,039	5,262,154
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.979%	25,073,961	4,797,371
Government National Mortgage Association TBA(f)
06/22/2050	3.000%	32,000,000	33,875,000
Uniform Mortgage-Backed Security TBA(f)
06/17/2035- 06/11/2050	3.000%	30,000,000	31,602,729
06/11/2050	2.500%	184,000,000	190,907,187
Total Residential Mortgage-Backed Securities - Agency (Cost $413,669,724)			433,772,354

Residential Mortgage-Backed Securities - Non-Agency 20.4%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	2,391,580	2,405,051
CMO Series 2016-1 Class A2
07/25/2046	5.000%	515,583	513,421
Banc of America Funding Trust(a),(d),(e)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,672,896
Bayview Opportunity Master Fund IIIb Trust(a),(e)
Series 2019-LT2 Class A1
10/28/2034	3.376%	2,666,648	2,551,376
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVa Trust(a),(e)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	421,768	422,941
Bayview Opportunity Master Fund IVb Trust(a),(e)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	5,481,792	5,340,178
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	6,692,656	6,451,640
BCAP LLC Trust(a),(e)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	526,875	519,217
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.768%	10,400,000	9,424,898
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.468%	616,892	614,074
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.618%	6,170,421	6,093,263
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.768%	30,000,000	27,290,781
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.918%	13,500,000	11,636,780
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	8,304,510	8,109,971
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.249%	7,203,944	6,876,944
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	4.329%	640,268	616,740
CMO Series 2013-11 Class 3A3
09/25/2034	4.138%	465,743	464,653

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,225,305
COLT Mortgage Loan Trust(a),(e)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	13,238,000	13,003,264
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.318%	16,029,770	13,329,136
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	753,465	749,587
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	432,471	428,841
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	4,360,763	4,051,129
CSMC Trust(a)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.578%	10,478,787	10,453,496
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	4,568,694	4,341,438
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class B1
12/25/2057	4.340%	6,000,000	5,063,103
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.968%	12,031,295	11,479,824
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.618%	41,100,000	36,231,578
Eagle RE Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.968%	9,650,000	7,770,867
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	54,000,000	47,429,312
GCAT LLC(a),(e)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	5,777,296	5,577,304
CMO Series 2020-1 Class A1
01/26/2060	2.981%	13,824,077	13,192,953
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.068%	18,100,000	17,532,514
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	16,685,680	14,951,561
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	15,421,466	15,351,768
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.918%	8,000,000	6,477,110
Subordinated CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	2.168%	7,700,000	5,999,734
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	18,070,075	18,010,479
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	7,533,689	6,722,791
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	10,273,499	9,637,047
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM4 Class A3
09/25/2059	2.797%	10,546,474	10,079,752
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	5,008,510	4,931,654
Series 2018-PLS1 Class D
01/25/2023	4.374%	10,017,019	9,726,821
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	6,922,795	6,977,978
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	9,415,001	9,489,753
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.568%	281,128	277,441

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.118%	14,700,000	13,462,254
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	11,524,925	9,248,752
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	19,665,939	18,530,756
PMT Credit Risk Transfer Trust(a),(b),(c),(d)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	18,941,000	17,058,420
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.920%	18,584,743	16,287,167
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.018%	56,500,000	50,427,346
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.818%	82,750,000	72,799,602
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	15,046,553	14,834,162
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	10,155,179	10,003,030
PRPM LLC(a),(e)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	21,857,481	21,453,651
CMO Series 2019-3A Class A2
07/25/2024	4.458%	17,000,000	15,118,108
CMO Series 2020-1A Class A1
02/25/2025	2.981%	49,487,491	47,683,172
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.918%	10,000,000	9,187,424
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(a),(e)
CMO Series 2010-1 Class 3A2
08/26/2035	4.616%	3,957,614	3,849,414
RCO V Mortgage LLC(a),(e)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	7,316,578	6,963,816
CMO Series 2019-2 Class A1
11/25/2024	3.475%	27,434,471	26,895,614
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	21,321,971	20,624,034
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	26,050,000	24,784,254
CMO Series 2019-1 Class A1
03/25/2022	4.458%	13,500,000	13,177,856
Toorak Mortgage Corp., Ltd.(e)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	13,200,000	12,146,351
VCAT Asset Securitization LLC(a),(e)
CMO Series 2019-NPL2 Class A1
11/25/2049	3.573%	18,918,840	18,653,522
Vericrest Opportunity Loan Transferee LXXXIV LLC(a),(e)
CMO Series 2019-NP10 Class A1A
12/27/2049	3.426%	6,028,618	5,829,442
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(e)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	4,884,942	4,703,360
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(e)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	25,155,432	24,135,593
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	15,000,000	11,651,169
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(e)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	19,289,146	18,255,720
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	6,100,000	4,820,535
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	5,776,084	5,444,837
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	17,167,353	16,269,593
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	14,618,147	13,805,947
Vericrest Opportunity Loan Trust LXXXV LLC(a),(e)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	7,450,000	5,757,949

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(e)
CMO Series 2019-2 Class M1
04/25/2059	3.781%	10,722,000	9,783,664
CMO Series 2019-3 Class M1
07/25/2059	3.139%	11,490,000	9,476,668
CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	5,564,867
Visio Trust(a),(e)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	2,705,718
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,503,971
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,058,925,428)			1,001,396,102

Senior Loans 7.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Alloy Finco Ltd.(o)
Tranche B Term Loan
03/06/2025	0.500%	435,786	185,209
Alloy Parent Ltd.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	423,193	353,367
TransDigm Inc.(b),(o)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.424%	1,580,410	1,445,095
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.424%	960,440	877,448
Total			2,861,119
Airlines 0.1%
American Airlines, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.924%	3,000,000	2,025,000
1-month USD LIBOR + 1.750% 01/29/2027	1.924%	959,596	678,914
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 04/29/2023	5.510%	925,000	911,893
Kestrel Bidco, Inc./WestJet Airlines(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	473,812	344,798
United AirLines, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	1.924%	989,796	871,020
Total			4,831,625
Automotive 0.1%
Dayco Products LLC/Mark IV Industries, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	4.613%	751,750	456,064
Navistar, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.680%	1,674,180	1,607,213
Panther BF Aggregator 2 LP(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.674%	1,990,000	1,890,500
Total			3,953,777
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone CQP Holdco LP(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	4.616%	1,488,750	1,422,501
Greenhill & Co., Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	3.421%	466,666	436,333
Jefferies Finance LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 06/03/2026	3.188%	721,357	661,621

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Victory Capital Holdings, Inc.(b),(o)
Tranche B1 Term Loan
1-month USD LIBOR + 2.500% 07/01/2026	3.937%	997,091	963,020
Total			3,483,475
Building Materials 0.2%
Apex Tool Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.250% 08/01/2024	6.500%	751,868	660,388
APi Group, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.674%	448,875	430,732
Covia Holdings Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 06/01/2025	5.387%	1,483,674	892,994
Ply Gem Midco, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	3.948%	1,579,425	1,500,453
QUIKRETE Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.674%	2,250,012	2,134,429
SRS Distribution, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	4.322%	491,250	464,334
US Silica Co.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	930,943	676,796
Wilsonart LLC(b),(o)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	4.710%	989,822	927,958
Total			7,688,084
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.930%	681,855	666,656
Cogeco Communications II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.174%	1,401,901	1,362,845
CSC Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.434%	493,750	474,770
3-month USD LIBOR + 2.500% 04/15/2027	2.684%	1,014,645	977,235
Iridium Satellite LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 11/04/2026	4.750%	400,000	395,000
Telesat Canada(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.930%	1,446,375	1,388,520
Virgin Media Bristol LLC(b),(o)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.684%	2,175,000	2,106,118
Total			7,371,144
Chemicals 0.6%
Alpha 3 BV/Atotech(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2024	4.450%	568,610	546,400
Aruba Investments, Inc./ANGUS Chemical Co.(b),(d),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/02/2022	4.322%	964,557	935,620

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/27/2026	6.700%	945,250	899,169
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	3.200%	1,450,798	1,414,978
Chemours Co. (The)(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.930%	3,730,260	3,481,563
ColourOz Investment 1 GmbH(b),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.020%	161,186	133,583
ColourOz Investment 2 LLC(b),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.020%	975,046	808,069
Element Solutions, Inc./MacDermid, Inc.(b),(o)
Tranche B1 Term Loan
1-month USD LIBOR + 2.000% 01/31/2026	2.174%	1,733,153	1,668,697
Hexion, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	4.940%	1,712,062	1,621,648
Ineos US Finance LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.174%	2,742,403	2,628,127
Innophos Holdings, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 3.750% 02/05/2027	3.972%	625,000	599,481
Invictus U.S. Newco LLC/SK Intermediate II SARL(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	8.529%	425,000	317,688
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Messer Industries GmbH(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	3.950%	1,980,000	1,895,494
Minerals Technologies, Inc.(b),(d),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.050%	750,000	735,000
Momentive Performance Materials, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.430%	1,488,750	1,395,703
Nouryon Finance BV/AkzoNobel(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 10/01/2025	3.222%	3,323,118	3,163,609
PQ Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/07/2027	2.424%	526,966	507,768
Schenectady International Group, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.996%	691,250	639,406
Solenis Holdings LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	4.362%	1,707,249	1,598,412
Trinseo Materials Operating SCA(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	2.174%	532,621	506,256
Tronox Finance LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/23/2024	3.452%	569,171	544,776
Univar Solutions USA, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	3.700%	439,659	427,155

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026	3.450%	1,197,000	1,146,128
Vantage Specialty Chemicals, Inc.(b),(d),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	4.735%	492,443	433,350
Vantage Specialty Chemicals, Inc.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	9.250%	600,000	412,200
Total			28,460,280
Construction Machinery 0.1%
Altra Industrial Motion Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 10/01/2025	2.174%	662,686	629,552
Columbus McKinnon Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/31/2024	3.950%	835,618	798,015
Douglas Dynamics LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/31/2021	4.000%	213,766	212,697
DXP Enterprises, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	5.750%	748,000	685,041
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 11/27/2020	5.950%	901,254	633,771
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	1.924%	492,500	473,292
Total			3,432,368
Consumer Cyclical Services 0.3%
American Express(b),(o),(p)
Delayed Draw Term Loan
1-month USD LIBOR + 4.000% 03/31/2027	5.603%	683,628	581,084
Term Loan
1-month USD LIBOR + 4.000% 03/31/2027	5.603%	816,372	693,916
Cast & Crew Payroll LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 02/09/2026	3.680%	992,481	899,019
Conservice Midco, LLC(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.589%	1,500,000	1,447,500
Cushman & Wakefield U.S. Borrower LLC(b),(o)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.924%	1,112,175	1,037,103
GoDaddy Operating Co., LLC/Finance Co., Inc.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/15/2024	1.924%	993,621	971,682
Prime Security Services Borrower LLC/Protection 1 Security Solutions(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/23/2026	4.250%	2,487,500	2,421,432
ServiceMaster Co., LLC (The)(b),(o)
Tranche D Term Loan
3-month USD LIBOR + 1.750% 11/05/2026	1.924%	748,125	734,472

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sotheby’s(b),(o)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 01/15/2027	6.500%	1,396,015	1,254,082
Staples, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.687%	742,500	655,724
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	3.674%	2,233,771	2,168,165
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	5.671%	442,066	410,201
WaterBridge Midstream Operating LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	1,194,000	865,650
Web.com Group, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	4.945%	500,000	468,335
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	8.945%	731,809	600,084
Weight Watchers International, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 11/29/2024	5.500%	503,557	489,292
West Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.450%	897,655	728,097
Total			16,425,838
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.610%	1,153,634	468,271
SIWF Holdings, Inc./Spring Window Fashions(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	5.322%	540,375	473,731
Steinway Musical Instruments, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	4.750%	1,190,760	1,102,441
Total			2,044,443
Diversified Manufacturing 0.3%
Allnex & Cy SCA(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	1,097,693	1,011,250
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	827,027	761,898
Bright Bidco BV/Lumileds LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	4.573%	1,191,345	373,785
Brookfield WEC Holdings, Inc./Westinghouse Electric Co. LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/01/2025	3.750%	1,710,881	1,669,717
CPI Holdco LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 11/04/2026	5.700%	1,375,000	1,328,594

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EWT Holdings III Corp.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 2.750% 12/20/2024	3.453%	825,650	802,945
Gardner Denver, Inc.(b),(o)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.924%	1,518,497	1,438,775
Gates Global LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	3.750%	1,702,658	1,628,167
Ingersoll Rand Services Co.(b),(o)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.924%	2,000,000	1,895,000
RBS Global, Inc./Rexnord LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/21/2024	1.918%	862,069	849,405
Vertiv Group Corp.(b),(o)
Term Loan
1-month USD LIBOR + 3.000% 03/02/2027	3.330%	1,500,000	1,436,250
Welbilt, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/23/2025	2.674%	500,000	426,750
Zekelman Industries, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 2.250% 01/24/2027	2.423%	1,000,000	967,810
Total			14,590,346
Electric 0.3%
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.000%	736,132	723,250
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Construction Finance Co., LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	2.174%	1,484,810	1,443,978
Calpine Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2024	2.430%	524,728	513,577
Carroll County Energy LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	4.950%	466,413	441,926
CPV Shore Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	3.930%	459,252	417,920
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2025	4.750%	1,905,375	1,876,203
Edgewater Generation LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	3.924%	1,730,600	1,620,811
EFS Cogen Holdings I LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 06/28/2023	4.575%	956,948	916,105
Exgen Renewables IV LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	4.000%	2,410,242	2,337,935
Frontera Generation Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	5.385%	810,430	495,983

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Helix Gen Funding LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	4.750%	750,000	723,045
LMBE-MC Holdco II LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.460%	660,127	627,121
Nautilus Power LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	1,643,382	1,551,451
Vistra Operations Co., LLC(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.925%	1,397,924	1,368,218
West Deptford Energy Holdings LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.924%	519,190	456,887
WG Partners Acquisition LLC(b),(d),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	4.950%	608,663	575,187
Total			16,089,597
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	5.200%	786,000	703,470
GFL Environmental, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	1,582,602	1,559,654
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
US Ecology Holdings, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 11/02/2026	2.674%	997,500	980,044
Total			3,243,168
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	1,080,687	1,018,937
Ellie Mae, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.200%	995,000	950,225
FinCo I LLC/Fortress Investment Group(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	2.174%	1,702,079	1,638,251
Total			3,607,413
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.684%	899,970	875,599
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.934%	1,686,397	1,602,077
Aramark Intermediate HoldCo Corp.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	1.924%	551,419	525,916
Dole Food Co., Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	3.750%	1,579,169	1,541,995
Froneri International Ltd.(b),(o)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.424%	750,000	714,375

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
JBS U.S.A. Lux SA(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/01/2026	3.072%	1,757,250	1,694,921
United Natural Foods, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	4.424%	790,000	740,625
US Foods, Inc./US Foodservice, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2023	1.924%	1,690,869	1,592,376
Total			9,287,884
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	3.813%	558,786	512,686
Gaming 0.4%
Affinity Gaming(b),(d),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	9.250%	400,000	300,000
Aristocrat Leisure Ltd.(b),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	1,400,000	1,391,250
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	2.859%	1,476,152	1,415,261
Caesars Resort Collection LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.924%	1,549,480	1,396,856
CBAC Borrower LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.174%	545,205	448,883
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CCM Merger, Inc./MotorCity Casino Hotel(b),(o)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/06/2021	3.000%	1,080,926	1,001,208
Eldorado Resorts, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	3.250%	1,021,688	1,003,809
Gateway Casinos & Entertainment Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	4.450%	540,375	398,754
Golden Nugget, Inc./Landry’s, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	3.455%	1,588,606	1,360,990
Landry’s Finance Acquisition Co.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,541,250
Mohegan Tribal Gaming Authority(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.375% Floor 1.000% 10/13/2023	5.375%	2,978,772	2,209,266
PCI Gaming Authority(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.674%	461,091	436,690
Playtika Holding Corp.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/10/2024	7.072%	1,975,000	1,972,887
Scientific Games International, Inc.(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	3.476%	2,326,037	2,077,151

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Spectacle Gary Holdings LLC(b),(d),(o),(p),(q)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	77,703	69,155
Spectacle Gary Holdings LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	1,072,297	954,345
Stars Group Holdings BV(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	4.950%	1,853,513	1,827,453
Total			19,805,208
Health Care 0.4%
Acadia Healthcare Co., Inc.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	2.674%	975,376	949,245
Air Methods Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	4.950%	656,438	518,520
athenahealth, Inc.(b),(d),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	5.284%	495,000	476,438
Carestream Health, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.822%	635,468	590,985
Change Healthcare Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	952,062	925,091
DaVita, Inc.(b),(o)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 08/12/2026	1.924%	995,006	970,380
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Envision Healthcare Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.924%	1,160,312	754,725
EyeCare Partners LLC(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	4.822%	810,811	737,838
EyeCare Partners LLC(b),(o),(p)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	5.410%	189,189	172,162
Gentiva Health Services, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.438%	1,070,615	1,038,497
HCA, Inc.(b),(o)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	1.924%	733,828	718,924
IQVIA, Inc./Quintiles IMS(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	3.200%	491,250	476,512
LifePoint Health, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.924%	1,759,057	1,680,532
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.792%	1,425,611	1,377,140
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	5.710%	64,746	62,544
Ortho-Clinical Diagnostics, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	3.580%	1,060,670	1,003,924

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Owens & Minor, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	4.673%	1,007,062	873,939
PAREXEL International Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 09/27/2024	2.924%	695,273	656,039
Phoenix Guarantor, Inc./BrightSpring(b),(o)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.434%	496,256	482,302
Pluto Acquisition I, Inc.(b),(d),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 06/22/2026	5.174%	992,500	937,912
Select Medical Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	2.670%	1,552,316	1,494,104
Team Health Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	3.750%	485,000	351,800
Upstream Newco, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/20/2026	4.674%	750,000	675,000
Total			17,924,553
Leisure 0.2%
Crown Finance US, Inc./Cineworld Group PLC(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 02/28/2025	3.322%	1,968,381	1,448,393
Equinox Holdings, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 03/08/2024	4.072%	1,750,000	1,299,620
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Formula One Management Ltd.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	1,098,574	1,034,033
Life Time Fitness, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	3.750%	1,091,679	962,042
Metro-Goldwyn-Mayer, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.680%	714,125	676,633
Metro-Goldwyn-Mayer, Inc.(b),(d),(o)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	550,000	514,250
NAI Entertainment Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,042,708	1,511,604
Six Flags Theme Parks, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	1.930%	299,375	278,886
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.930%	1,684,625	1,288,132
Total			9,013,593
Lodging 0.0%
Four Seasons Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/30/2023	2.174%	989,770	941,697

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Worldwide Finance LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	1.918%	887,698	845,692
Total			1,787,389
Media and Entertainment 0.6%
Cengage Learning, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	5.250%	1,397,680	1,125,831
Clear Channel Outdoor Holdings, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	4.260%	995,000	923,360
Creative Artists Agency LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.924%	1,995,000	1,908,217
Cumulus Media New Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	4.822%	497,500	424,119
Diamond Sports Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.420%	1,741,250	1,490,945
E.W. Scripps Co.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 05/01/2026	0.000%	1,500,000	1,418,745
Emerald Expositions Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	2.924%	1,671,459	1,294,963
Empire Resorts, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 03/22/2021	2.424%	392,579	347,432
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entravision Communications Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.924%	486,636	448,464
Gray Television, Inc.(b),(o)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.673%	1,701,415	1,656,447
iHeartCommunications, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.174%	1,246,875	1,162,711
ION Media Networks, Inc.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 12/18/2024	3.813%	1,541,363	1,468,626
Learfield Communications LLC(b),(d),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	1,170,883	819,618
Lions Gate Capital Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.424%	1,532,187	1,456,850
Mcgraw-Hill Global Education Holdings LLC(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/04/2022	5.450%	967,976	822,780
Meredith Corp.(b),(o)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	3.260%	1,477,880	1,424,307
Mission Broadcasting, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.423%	105,275	101,174
NASCAR Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 10/19/2026	2.918%	707,713	690,317

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NEP Group, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	4.700%	989,975	829,926
Nexstar Broadcasting, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.424%	409,218	393,275
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	2.923%	960,625	924,006
Nielsen Finance LLC/VNU, Inc.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.222%	1,936,979	1,882,511
PUG LLC(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.674%	1,695,750	1,479,542
Radio One, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	5.000%	1,324,905	921,471
Sinclair Television Group, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	2.430%	1,484,655	1,438,259
Terrier Media Buyer, Inc.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 12/17/2026	5.700%	1,122,187	1,078,355
Total			27,932,251
Metals and Mining 0.0%
Big River Steel LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	402,061	365,876
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harsco Corp.(b),(d),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	3.250%	479,181	471,993
Total			837,869
Midstream 0.2%
Buckeye Partners LP(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 11/01/2026	2.923%	525,000	509,250
GIP III Stetson I/II LP(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.418%	1,580,893	1,063,894
Lower Cadence Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	4.174%	645,125	545,131
Prairie ECI Acquiror LP(b),(o)
Term Loan
3-month USD LIBOR + 4.750% 03/11/2026	6.200%	2,462,500	2,217,013
Stonepeak Lonestar Holdings LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	5.635%	1,468,125	1,372,697
Traverse Midstream Partners LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/27/2024	5.000%	2,699,024	2,215,440
Total			7,923,425
Oil Field Services 0.0%
Apergy Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.688%	1,195,294	1,075,764

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	6.250%	275,952	33,890
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	8.250%	372,536	2,422
McDermott International, Inc.(j),(o)
Term Loan
05/09/2025		663,187	226,147
McDermott Technology (Americas), Inc.(b),(o),(r)
Debtor in Possession Term Loan
1-month USD LIBOR + 9.000% 10/21/2020	10.020%	70,368	67,736
McDermott Technology (Americas), Inc.(b),(o)
Term Loan
1-month USD LIBOR + 9.000% 10/21/2020	10.000%	168,355	162,059
MRC Global, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.174%	1,047,108	937,161
Total			2,505,179
Other Financial Institutions 0.1%
IRI Holdings, Inc.(b),(d),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.612%	1,236,856	1,156,461
Lifescan Global Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	7.181%	1,209,063	1,028,912
RPI Intermediate Finance Trust(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 02/11/2027	1.924%	1,770,562	1,727,768
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 02/11/2027	1.924%	315,948	308,839
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 11/16/2026	1.924%	1,242,354	1,201,716
UFC Holdings LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/29/2026	4.250%	1,561,359	1,494,220
Total			6,917,916
Other Industry 0.2%
Filtration Group Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.174%	848,518	822,706
Hamilton Holdco LLC/Reece International Pty Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	3.460%	989,924	950,327
Harland Clarke Holdings Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	5.750%	651,182	400,106
Hillman Group, Inc. (The)(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	5.072%	663,188	617,043
II-VI, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 09/24/2026	3.674%	1,492,500	1,435,293
Interior Logic Group Holdings IV LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.174%	837,250	757,711
Lightstone Holdco LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	1,289,449	1,046,981

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	72,727	59,051
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	4.450%	1,624,674	1,466,853
Total			7,556,071
Other REIT 0.0%
RHP Hotel Properties LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/11/2024	2.180%	462,000	433,416
VICI Properties 1 LLC(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 12/20/2024	1.923%	1,811,364	1,725,324
Total			2,158,740
Packaging 0.2%
Altium Packaging LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/22/2024	3.750%	1,433,686	1,382,160
Anchor Glass Container Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	4.140%	815,149	607,800
Berry Global, Inc.(b),(o)
Tranche X Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	2.222%	1,192,776	1,167,621
Flex Acquisition Co., Inc./Novolex(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	4.433%	1,119,723	1,055,339
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LABL, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.500% 07/01/2026	4.674%	771,125	736,910
Packaging Coordinators Midco, Inc.(b),(d),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	5.080%	689,135	658,124
Printpack Holdings, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	4.000%	744,841	715,047
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	4.500%	867,660	819,939
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	9.500%	700,000	567,000
Reynolds Consumer Products, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 1.750% 02/04/2027	1.924%	375,000	367,736
Reynolds Group Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.924%	1,229,303	1,189,608
Spectrum Holdings III Corp.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	8.072%	425,000	321,406
Tricorbraun Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/30/2023	5.200%	429,050	400,625

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/17/2024	4.073%	703,775	662,872
Twist Beauty International Holdings S.A.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.000%	586,772	520,273
Total			11,172,460
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.171%	1,353,912	1,325,385
3-month USD LIBOR + 2.750% 11/27/2025	2.921%	180,000	175,590
Catalent Pharma Solutions, Inc.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 05/18/2026	3.250%	990,000	971,853
Elanco Animal Health, Inc.(b),(o),(p)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 02/04/2027		1,775,000	1,717,313
Endo Finance Co. I SARL(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	5.000%	1,447,429	1,350,726
Grifols Worldwide Operations Ltd.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.095%	1,371,801	1,337,506
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	3.500%	1,238,250	1,231,910
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	3.750%	962,571	652,296
Sunshine Luxembourg VII SARL(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/01/2026	5.322%	1,596,000	1,527,181
Total			10,289,760
Property & Casualty 0.2%
Asurion LLC(b),(o)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	6.674%	1,725,000	1,715,305
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	3.174%	1,106,040	1,083,090
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	3.174%	401,864	391,065
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.174%	989,925	960,722
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.424%	1,982,462	1,866,488
USI, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.174%	1,747,991	1,676,761
Total			7,693,431
Railroads 0.0%
Genesee & Wyoming, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	3.450%	875,000	855,155

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
Carrols Restaurant Group, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	3.751%	496,250	431,271
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.751%	613,362	576,229
KFC Holding Co./Yum! Brands(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.932%	1,641,822	1,578,464
New Red Finance, Inc./Burger King/Tim Hortons(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.924%	2,693,997	2,582,870
Whatabrands LLC(b),(o)
Term Loan
1-month USD LIBOR + 2.750% 07/31/2026	3.013%	1,492,509	1,430,943
Total			6,599,777
Retailers 0.1%
Academy Ltd.(o)
Term Loan
07/01/2022	5.000%	474,978	353,859
AI Aqua Merger Sub, Inc.(b),(d),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.322%	341,250	325,894
AI Aqua Merger Sub, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.322%	629,980	600,056
ASP Unifrax Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	4.822%	493,750	396,234
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bass Pro Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	6.072%	481,329	451,044
Belk, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 07/31/2025	7.750%	506,929	145,615
BJ’s Wholesale Club, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/03/2024	2.441%	725,617	711,105
Burlington Coat Factory Warehouse Corp.(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 11/17/2024	1.940%	721,424	686,557
Harbor Freight Tools U.S.A., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/18/2023	3.250%	1,915,085	1,829,595
Michaels Stores, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/30/2023	3.534%	985,900	855,268
Party City Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	4.068%	1,130,419	570,862
Total			6,926,089
Technology 1.2%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 06/28/2024	4.000%	869,824	832,039

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	4.434%	3,326,765	3,090,565
CDS US Intermediate Holdings, Inc.(j),(o)
2nd Lien Term Loan
07/10/2023	9.700%	1,000,000	165,000
Celestica, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.299%	851,419	774,791
CommScope, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.424%	3,482,500	3,338,847
Cyxtera DC Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,984,707	1,468,683
Dawn Acquisition LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	5.200%	1,859,025	1,704,112
DCert Buyer, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.174%	650,000	626,847
Dell International LLC/EMC Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 09/19/2025	2.750%	1,276,970	1,252,657
Dun & Bradstreet Corp. (The)(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 02/06/2026	4.174%	750,000	729,060
Evertec Group LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.673%	1,429,238	1,372,069
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hyland Software, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 07/01/2024	4.000%	683,780	663,909
Informatica LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.250% 02/25/2027	3.424%	1,850,000	1,760,589
MA FinanceCo LLC/Micro Focus International PLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	2.424%	342,594	340,881
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.674%	212,735	200,679
Maxar Technologies Ltd.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.930%	741,489	708,433
McAfee LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.924%	1,012,439	994,721
Microchip Technology, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	2.180%	1,542,264	1,508,210
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	669,571	607,080
Monotype Imaging Holdings Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	6.950%	1,500,000	1,361,250
MYOB US Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.174%	1,290,250	1,223,583

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natel Engineering Co., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.072%	1,588,975	1,152,007
Neustar, Inc.(b),(o)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	4.573%	1,983,493	1,686,584
Oberthur Technologies Holding SAS(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.200%	820,792	749,178
ON Semiconductor Corp.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 09/19/2026	2.174%	990,000	961,745
Perspecta, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	2.424%	810,562	774,760
Pitney Bowes, Inc.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 5.500% 01/07/2025	5.680%	1,750,000	1,386,000
Plantronics, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.791%	2,633,460	2,096,471
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	1,461,730	1,399,607
Rackspace Hosting, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	4.000%	1,426,353	1,385,987
Refinitiv US Holdings, Inc.(a),(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	3.424%	1,977,475	1,946,409
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	4.250%	1,902,255	1,641,722
RP Crown Parent LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 10/12/2023	3.750%	494,885	482,513
Sabre GLBL, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	2.174%	1,857,892	1,644,569
Science Applications International Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.875% 10/31/2025	2.049%	985,000	952,249
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.674%	868,448	845,652
Seattle SpinCo, Inc./Micro Focus International PLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.674%	1,190,788	1,123,306
Seattle SpinCo, Inc./Micro Focus International PLC(b),(d),(o)
Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/21/2024	2.674%	625,000	614,062
SS&C Technologies Holdings, Inc.(b),(o)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.924%	273,054	264,011
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.924%	187,680	181,465
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.924%	1,979,747	1,915,168

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 05/01/2024	2.924%	1,913,697	1,833,953
TIBCO Software, Inc.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.430%	750,000	721,875
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.930%	1,045,000	1,003,858
TTM Technologies, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.673%	1,885,898	1,838,750
Ultimate Software Group, Inc. (The)(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.924%	1,990,000	1,922,559
Verint Systems, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	2.173%	575,861	562,904
Veritas US, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 01/27/2023	5.950%	1,709,305	1,589,038
Verscend Holding Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	4.674%	1,060,466	1,024,018
Xperi Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 12/01/2023	2.850%	1,227,368	1,221,231
Total			59,645,656
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.1%
Cellular South, Inc.(b),(d),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	2.424%	491,162	466,603
Numericable US LLC(b),(o)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.924%	970,000	913,624
SBA Senior Finance II LLC(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.930%	2,477,311	2,406,361
T-Mobile U.S.A., Inc.(b),(o)
Term Loan
1-month USD LIBOR + 3.000% 04/01/2027	3.174%	425,000	424,902
Total			4,211,490
Wirelines 0.1%
CenturyLink, Inc.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.424%	1,496,250	1,433,826
Level 3 Financing, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.924%	843,319	816,814
Southwire Co., LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 1.750% 05/19/2025	1.924%	982,500	923,550
Windstream Services LLC(b),(o),(r)
Debtor in Possession Term Loan
3-month USD LIBOR + 2.500% 02/26/2021	2.680%	1,000,000	980,000
Windstream Services LLC(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 6.000% Floor 0.750% 03/29/2021	8.250%	599,908	347,197

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.174%	1,125,000	1,080,709
Total			5,582,096
Total Senior Loans (Cost $376,138,446)			345,221,355

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartCommunications, Inc.(g)	11,995	99,709
Total Communication Services		99,709
Total Warrants (Cost $203,915)		99,709

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(s),(t)	282,628,816	282,657,078
Total Money Market Funds (Cost $282,687,887)		282,657,078
Total Investments in Securities (Cost: $5,212,571,291)		5,104,922,683
Other Assets & Liabilities, Net		(183,482,847)
Net Assets		4,921,439,836

At May 31, 2020, securities and/or cash totaling $94,045,388 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
480,031,878 MXN	19,849,972 USD	Morgan Stanley	06/24/2020	—	(1,725,475)
29,735,458 EUR	32,179,891 USD	UBS	06/24/2020	—	(842,780)
Total				—	(2,568,255)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	1,455	06/2020	EUR	206,842,800	6,984,630	—
Euro-OAT	289	06/2020	EUR	48,679,160	849,873	—
U.S. Treasury 10-Year Note	552	09/2020	USD	76,762,500	144,958	—
Total					7,979,461	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(2,414)	09/2020	USD	(303,258,750)	—	(384,236)
U.S. Ultra Treasury Bond	(572)	09/2020	USD	(124,713,875)	535,970	—
Total					535,970	(384,236)

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.172%	Receives at Maturity, Pays at Maturity	Citi	03/17/2030	USD	49,918,000	808,814	—	—	—	808,814	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.185%	Receives at Maturity, Pays at Maturity	Citi	04/22/2030	USD	44,800,000	672,030	—	—	—	672,030	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.225%	Receives at Maturity, Pays at Maturity	Goldman Sachs International	03/12/2030	USD	254,200,000	2,698,897	—	—	—	2,698,897	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.761%	Receives at Maturity, Pays at Maturity	JPMorgan	02/26/2030	USD	77,000,000	(3,545,340)	—	—	—	—	(3,545,340)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.611%	Receives at Maturity, Pays at Maturity	JPMorgan	03/09/2030	USD	105,500,000	(3,325,610)	—	—	—	—	(3,325,610)
Total							(2,691,209)	—	—	—	4,179,741	(6,870,950)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	1,083,189	—	—	1,083,189	—
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	276,864	—	—	276,864	—
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	(12,396,252)	—	—	—	(12,396,252)
Total							(11,036,199)	—	—	1,360,053	(12,396,252)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	1,227,872	(1,833)	161,653	—	1,064,386	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	8.100	USD	10,460,000	(2,918,988)	4,358	—	(2,921,608)	6,978	—
Markit CMBX North America Index, Series 12 AAA	Citi	08/17/2061	0.500	Monthly	0.623	USD	20,550,000	(198,040)	1,427	—	(1,282,130)	1,085,517	—
Total								(3,117,028)	5,785	—	(4,203,738)	1,092,495	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	5.538	USD	273,410,000	9,784,816	—	—	9,784,816	—
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	5.494	USD	146,627,600	6,114,650	—	—	6,114,650	—
Total								15,899,466	—	—	15,899,466	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	5.740%
3-Month USD LIBOR	London Interbank Offered Rate	0.344%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	0.118%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $2,894,691,835, which represents 58.82% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $45,669,275, which represents 0.93% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2020.
(f)	Represents a security purchased on a when-issued basis.
(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2020.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2020, the total value of these securities amounted to $2,609,264, which represents 0.05% of total net assets.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	Zero coupon bond.
(o)	The stated interest rate represents the weighted average interest rate at May 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	Represents a security purchased on a forward commitment basis.
(q)	At May 31, 2020, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Spectacle Gary Holdings LLC Delayed Draw Term Loan 12/23/2025 11.000%	77,703

(r)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(s)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	247,814,603	1,675,691,836	(1,640,830,356)	(19,005)	282,657,078	96,951	2,847,329	282,628,816
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	43